Earnings Per Share Attributable to Common Stockholders - Additional Information (Detail)	6 Months Ended		12 Months Ended			0 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Apr. 04, 2014 Common stock IPO
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Aggregate shares of common stock that convertible Series A Preferred Stock automatically converted into						19,284,113
Antidilutive securities excluded from computation of earnings per share, amount	140,283	328,750	477,452	1,330,521	3,857,500